Parent Entity Financial Information	12 Months Ended
Jun. 30, 2024
Parent Entity Financial Information [Abstract]
Parent entity financial information

Note 21. Parent entity financial information

The individual financial statements for the parent entity show the following aggregate amounts:

	2024 A$	2023 A$
Balance sheet
Current assets	14,724,947	20,348,996
Non-current assets	859,110	1,580,065
Total assets	15,584,057	21,929,061
Current liabilities	2,775,925	2,213,981
Non-current liabilities	141,510	152,207
Total liabilities	2,917,435	2,366,188

Shareholders’ equity
Share capital	88,504,043	88,436,263
Reserves	-	-
Share-based payments	3,059,321	3,123,759
Accumulated losses	(78,896,742)	(71,997,149)
	12,666,662	19,562,873
Loss for the year	6,899,593	3,700,827
Total comprehensive loss	6,899,593	3,700,827

(b)	Guarantees entered into by the parent entity

The parent entity has not entered into any guarantees in relation to debts of its subsidiaries in the year ended 30 June 2024 (2023: nil).

(c)	Contingent liabilities of the parent entity

The parent entity did not have any contingent liabilities as at 30 June 2024 or 30 June 2023.

(d)	Contractual commitments for the acquisition of property, plant or equipment

The parent entity has not entered into any contractual commitments for the acquisition of property, plant or equipment in the year ended 30 June 2024 (2023: nil).

(e)	Determining the parent entity financial information

The financial information for the parent entity has been prepared on the same basis as the consolidated financial statements, except as set out below.

(i)	Investments in subsidiaries

Investments in subsidiaries are accounted for at cost in the financial statements of Immuron Limited.

(ii)	Intercompany loan

Total comprehensive loss of the parent entity includes the fully impaired intercompany loan.